Note 6 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Long-term debt	$ 217,581	$ 266,245
Less current portion	500	345
Long-term debt	217,081	265,900
Line of Credit [Member]
Long-term debt	106,924	155,278
Term Loan [Member]
Long-term debt	99,941	99,906
Tax-exempt Bond [Member]
Long-term debt	10,000	10,000
Secured Promissory Note 1 [Member]
Long-term debt		262
Economic Development Note [Member]
Long-term debt	500	583
Other [Member]
Long-term debt	$ 216	$ 216